UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices)

  (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

                 (Name and address of agent for service)

Registrant's telephone number, including area code:   (843) 388-6686

Date of fiscal year end:

August 31

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

SATUIT CAPITAL SMALL CAP FUND

August 31, 2009

SATUIT CAPITAL SMALL CAP FUND

SHAREHOLDER LETTER

AUGUST 31, 2009 (UNAUDITED)

Dear Shareholder,

As we end our second fiscal year as a small cap fund, I would like to address what I think will be (as always) the hot investment topic: the relative performance of small cap versus large cap.  The most frequently asked questions I get are 1) “Is the small cap cycle over”? And 2) “why an allocation to a Small Cap strategy?”  I answer both of these questions by outlining the following 3 themes: diversification, relative valuation, and economic cycle.

With respect to diversification, the financial press, Wall Street strategists, and financial advisors have, at the beginning of the last seven years, predicted the end of the small cap out performance cycle (relative to large cap).  One of these days they may be correct!  My response: it’s not about the “trade” from small to large or vice versa.  It’s about the allocation.  Over the long term, a properly allocated portfolio that is well diversified across large, mid, small, and micro cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

With respect to relative valuation, the universe of companies with $3 billion of market cap and less can reach over 3000.  The investment philosophy and investment process favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates.  Thus, the portfolio is, well diversified, with an attractive relative valuation and holds companies that have above average earnings per share growth.

Finally, with respect to the economic cycle, much has been written about the performance of smaller, U.S domestic companies as the economy moves out of a recessionary period and into an expanding period.  As the domestic economy expands, small cap companies typically enjoy solid returns as a majority of revenues are domestically focused.

So, where do I see the balance of 2009 and 2010 and equity market returns?  Equity markets for the balance of 2009 will be in a trading range at these levels.  The credit crisis we are experiencing will continue although my sense is we are in the last innings. Sometime during the fourth quarter of 2009 the National Bureau of Economic Research will let us know that we are officially out of the recession. Looking into 2010, I am optimistic that we will begin to see more signs of U.S domestic economic activity.  My only concern is going to be levels of employment and job creation.  Our political leaders need to realize that the only way to create jobs is by creating a regulatory and legislative environment that is friendly to small business owners and that is also pro-consumer.

SATUIT CAPITAL SMALL CAP FUND

SHAREHOLDER LETTER (CONTINUED)

AUGUST 31, 2009 (UNAUDITED)

As can be seen above our one year returns lagged the Russell 2000.  The time period has been a difficult for small cap investors and we have not been immune.  When we changed the Fund’s strategy from all health care to a small cap focused fund, we felt we would add value by focusing on small cap stocks.  Since then, we’ve seen a “great recession”, a world wide credit crisis leading to two terrible years in the stock market (2007 and 2008).  However, as we move forward we will continue to focus on stocks we feel have the best fundamentals to provide investors with long term capital appreciation.

I began writing this letter on Tuesday September 15th, 2009.  What a difference a year makes.  Last year I was writing about Monday September 15th, 2008.  It was the day that Lehman Bros filed for Chapter 11 Bankruptcy and Bank of America bought Merrill Lynch. And I said, “My sense is that by the time you read this letter, those events will be water-under-the-bridge, much like the JP Morgan acquisition of Bear Stearns and the Treasury take-over of Fannie Mae and Freddie Mac are today.”  Fortunately, these events are water under a very high bridge.  I’m glad it’s all behind us!

Sincerely,

Robert J. Sullivan

Chief Investment Officer

Portfolio Manager, SATSX

SATUIT CAPITAL SMALL CAP FUND

PERFORMANCE ANALYSIS

AUGUST 31, 2009 (UNAUDITED)

Comparison of change in value of a $10,000 investment in

Satuit Capital Small Cap Fund

and Russell 2000 Index

	Total Return One Year	Average Annual Total Return Since Inception	Average Annual Value of a $10,000 Investment
Satuit Small Cap Fund (1)	-29.17%	-14.36%	$ 2,290
Russell 2000 Index (2)	-21.29%	1.21%	$11,215

20,000
15,000
10,000
5,000
-
Inception Date
3/1/2000
$11,215
$2,290
Satuit Small Cap Fund
Russell 2000 Index
Mar-00
Oct-00
May-01
Dec-01
Jul-02
Feb-03
Sep-03
Apr-04
Nov-04
Jun-05
Jan-06
Aug-06
Mar-07
Oct-07
May-08
Dec-08
Jul-09

*Period beginning March 1, 2000 (Satuit Capital Small Cap Fund’s commencement of operations)

1. Dividends reinvested into asset/index.

2. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

SATUIT CAPITAL SMALL CAP FUND

PERFORMANCE ANALYSIS (CONTINUED)

AUGUST 31, 2009 (UNAUDITED)

The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

SATUIT CAPITAL SMALL CAP FUND

PORTFOLIO ANALYSIS

AUGUST 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2009

Shares/Principal		Fair Value

COMMON STOCKS - 91.69%

Agricultural Chemicals - 1.73%
753	The Scotts Miracle Gro Co.	$ 30,640

Apparel & Other Finished Products - 1.26%
888	Carter's, Inc. *	22,342

Biological Products, (No Diagnostic Substances) - 4.13%
2,800	PDL Bio-Pharma, Inc.	25,340
3,900	Seattle Genetics, Inc. *	47,775
		73,115
Biotechnology - 1.20%
950	Alnylam Pharmaceuticals, Inc. *	21,185

Computer Terminals - 1.21%
1,600	Palm, Inc. *	21,328

Construction Machinery & Equipment - 1.07%
750	Astec Industries, Inc. *	18,998

Crude Petroleum & Natural Gas - 2.08%
1,200	Interoil Corp. *	36,864

Deep Sea Foreign Transportation - 1.06%
3,200	Dryships, Inc.	18,688

Dental Equipment & Supplies - 2.17%
1,450	Siro Dental System, Inc. *	38,338

Electrical Industrial Apparatus - 1.45%
1,800	Graftech International Ltd. *	25,614

Electromedical & Electrotherapeutic Apparatus - 1.43%
1,010	Masimo Corp. *	25,371

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2009

Shares/Principal		Fair Value

Finance Services - 1.55%
1,600	Life Partners Holdings, Inc.	27,424

Fire, Marine & Casualty Insurance - 3.41%
3,100	Amtrust Financial Services, Inc.	39,153
600	Argo Group International Holdings, Ltd. *	21,192
		60,345
Guided Missiles & Space Vehicles & Parts - 1.09%
250	Alliant Techsystems, Inc. *	19,320

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.11%
360	Itron, Inc. *	19,724

Laboratory Analytical Instruments - 2.01%
1,500	FEI Co. *	35,490

Mining Machinery & Equipment - 3.06%
900	Bucyrus International, Inc.	26,865
700	Joy Global, Inc.	27,195
		54,060
Oil & Gas Field Services, NEC - 1.28%
245	Core Labratories NV	22,704

Optical Instruments & Lenses - 1.51%
1,000	II-VI, Inc. *	26,760

Pharmaceutical Preparations - 5.85%
500	Chattem, Inc. *	30,620
1,100	Endo Pharmaceuticals Holdings, Inc. *	24,827
1,250	Isis Pharmaceuticals, Inc. *	20,175
1,900	Mylan, Inc. *	27,873
		103,495
Radiotelephone Communications - 1.47%
1,100	NII Holdings, Inc. *	26,081

Retail-Apparel & Accessory Stores - 2.21%
1,000	Aeropostale, Inc. *	39,150

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2009

Shares/Principal		Fair Value

Retail-Eating Places - 3.29%
250	Chipotle Mexican Grill, Inc. Class A *	20,970
400	Panera Bread Co. Class A *	20,884
700	Papa John's International, Inc. *	16,331
		58,185
Retail-Miscellaneous Retail - 1.69%
4,200	Sally Beauty Holdings, Inc. *	29,862

Retail-Drug Stores and Proprietary Stores - 1.13%
1,000	PharMerica Corp. *	20,050

Semiconductors & Related Devices - 7.18%
7,500	Advanced Micro Devices, Inc. *	32,700
650	Hittite Microwave Corp. *	22,373
1,800	IPG Photonics Corp. *	21,816
2,000	Microsemi Corp. *	28,220
500	Netlogic Microsystems, Inc. *	21,955
		127,064
Services-Business Services, NEC - 4.89%
761	HMS Holdings Corp. *	28,621
2,145	Telvent GIT S.A.	57,915
		86,536
Services-Computer Programming Services - 5.37%
2,785	Aspen Technology, Inc. *	27,850
1,100	Epiq Systems, Inc. *	16,489
700	Micros Systems, Inc. *	19,509
1,260	Longtop Financial Technologies, Ltd. ADR *	31,122
		94,970
Services-Computer Processing & Data Processing, Etc. - 1.13%
760	Solera Holdings, Inc. *	20,018

Services-Engineering Services - 0.81%
560	Stanley, Inc. *	14,364

Services-General Medical & Surgical Hospitals, NEC - 1.17%
3,000	Health Management Associates, Inc. Class A *	20,730

* Non-Income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2009

Shares/Principal		Fair Value

Services-Home Health Care Services - 1.26%
500	Amedisys, Inc. *	22,270

Services-Management Services - 2.15%
5,860	China Security & Surveillance Technology, Inc. *	38,090

Services-Miscellaneous Health & Allied Services, NEC - 1.34%
900	Lincare Holdings, Inc. *	23,751

Services-Prepackaged Software - 1.42%
1,400	Informatica Corp. *	25,172

Services-Specialty Outpatient - 1.68%
1,900	Healthsouth Corp. *	29,659

Services-To Dwellings & Other Buildings - 1.10%
1,100	Healthcare Services Group, Inc.	19,448

Special Industry Machinery, NEC - 4.11%
1,200	Cymer, Inc. *	42,216
1,000	Varian Semiconductor Equipment Associates, Inc. *	30,570
		72,786
State Commercial Banks - 1.20%
700	Signature Bank Corp. *	21,252

Surety Insurance - 1.12%
1,250	CNA Surety Corp. *	19,850

Surgical & Medical Instruments - 1.93%
1,000	China Medical Technologies, Inc. ADR *	15,400
484	Gen-Probe, Inc. *	18,658
		34,058
Technical Services - 1.60%
1,100	Stantec, Inc. *	28,369

* Non-Income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2009

Shares/Principal		Fair Value

Telephone & Telegraph Apparatus - 1.07%
2,200	Comverse Technology, Inc. *	18,986

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.80%
1,500	Mastec, Inc. *	14,190

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.87%
250	American Science & Engineering , Inc.	15,398

TOTAL FOR COMMON STOCKS (Cost $1,516,257) - 91.69%		1,622,094

SHORT TERM INVESTMENTS - 5.76%
101,984	US Bank Repurchase Agreement, 0.01%, dated 8/31/2009, due 9/1/2009
	repurchase price $101,984, collateralized by U.S. Treasury Bonds	101,984

TOTAL SHORT TERM INVESTMENTS (Cost $101,984) - 5.76%		101,984

TOTAL INVESTMENTS (Cost $1,618,241) - 97.45%		1,724,078

OTHER ASSETS LESS LIABILITIES - 2.55%		45,047

NET ASSETS - 100.00%		$ 1,769,125

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2009

Assets:
Investments, at Value (Cost $1,618,241)	$ 1,724,078
Cash	9,100
Receivables:
Due from Advisor	41,997
Dividends and Interest	544
Prepaid Expenses	1,442
Total Assets	1,777,161
Liabilities:
Distribution Fees (12b-1)	1,959
Due to Fund Accountant & Transfer Agent	2,225
Other Accrued Expenses	3,852
Total Liabilities	8,036
Net Assets	$ 1,769,125

Net Assets Consist of:
Paid In Capital	25,570,975
Accumulated Undistributed Realized (Loss) on Investments	(23,907,687)
Unrealized Appreciation in Value of Investments	105,837
Net Assets, for 800,951 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,769,125

Net Asset Value Per Share and Offering Price ($1,769,125/800,951)	$ 2.21

Minimum Redemption Price Per Share*	$ 2.17

* The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2009

Investment Income:
Dividends (net $320 of foreign taxes withheld)	$ 8,026
Interest	157
Total Investment Income	8,183

Expenses:
Advisory Fees (Note 2)	17,918
Distribution Fees	4,505
Transfer Agent Fees	8,596
Printing and Mailing Fees	2,475
Legal Fees	9,918
Miscellaneous Fees	2,085
Registration Fees	10,969
Fund Accounting Fees	13,910
Custody Fees	991
Audit Fees	13,746
Compliance Fees	1,842
Insurance Fees	24
Directors Fees	1,360
Super Market Fees	13,343
Total Expenses	101,682
Fees Waived and Reimbursed by the Advisor (Note 2)	(67,704)
Net Expenses	33,978

Net Investment Loss	(25,795)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(767,981)
Net Change in Unrealized Appreciation on Investments	33,507
Net Realized and Unrealized Loss on Investments	(734,474)

Net Decrease in Net Assets Resulting from Operations	$ (760,269)

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	8/31/2009	8/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (25,795)	$ (52,337)
Net Realized Loss on Investments	(767,981)	(89,229)
Unrealized Appreciation (Depreciation) on Investments	33,507	(168,351)
Net Decrease in Net Assets Resulting from Operations	(760,269)	(309,917)

Distributions to Shareholders
Realized Gains	-	-
Return of Capital	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions
Proceeds from Sale of Shares	404,474	394,961
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(490,309)	(1,396,335)
Net Decrease in Net Assets from Shareholder Activity	(85,835)	(1,001,374)

Net Assets:
Net Decrease in Net Assets	(846,104)	(1,311,291)
Beginning of Period	2,615,229	3,926,520
End of Period (Including Accumulated Undistributed Net Investment Income of $0 and $0, Respectively)	$1,769,125	$ 2,615,229

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	For the Years Ended
	8/31/ 2009	8/31/ 2008	8/31/ 2007	8/31/ 2006	8/31/ 2005

Net Asset Value, at Beginning of Period	$ 3.12	$ 3.48	$ 3.10	$ 3.31	$ 2.48

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.05)	(0.07)	(0.07)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.88)	(0.31)	0.45	(0.14)	0.88
Total from Investment Operations	(0.91)	(0.36)	0.38	(0.21)	0.83

Distributions from:
Return of Capital	-	-	-	-	-
Net Realized Gain	-	-	-	-	-
Total from Distributions	-	-	-	-	-

Net Asset Value, at End of Period	$ 2.21	$ 3.12	$ 3.48	$ 3.10	$ 3.31

Total Return **	(29.17)%	(10.34)%	12.26%	(6.34)%	33.47%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,769	$ 2,615	$ 3,927	$ 5,097	$ 6,373
Before Reimbursement
Ratio of Expenses to Average Net Assets	5.68%	7.17% (a)	5.85%	3.70% (a)	3.76%
Ratio of Net Investment Loss to Average Net Assets	(5.22)%	(6.88)%	(5.64)%	(3.64)%	(3.50)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.90%	1.90% (b)	1.90% (b)	1.90% (b)	1.90% (b)
Ratio of Net Investment Income to Average Net Assets	(1.44)%	(1.61)% (b)	(1.69)% (b)	(1.84)% (b)	(1.64)% (b)
Portfolio Turnover	163.59%	148.21%	123.88%	34.60%	305.38%

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

(a) Expense ratio has been increased to include custodian fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.

(b) Expense ratio - net and net investment loss ratio reflects the effect of management fee waivers and reimbursements and custodian fee credits the Fund received. Custodian fee credits effected the ratios by the following: 2009 - 0%; 2008 - 0.15%; 2007 - 0.00%; 2006 - 0.06%; 2005 - 0.00%.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2009

NOTE 1- SIGNIFICANT ACCOUNTING POLICIES

The Satuit Capital Small Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), a Delaware business trust, which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized on November 1, 2007 to acquire all of the assets of the Satuit Capital Management Small Cap Fund, a series of The World Funds, Inc. (the “Predecessor Fund”) in a tax-free reorganization, effective November 1, 2007.  The Fund maintains its financial statements, information and performance history in accordance with the Agreement and Plan of Reorganization (the “Plan”).  The Fund currently offers Class Y shares.  Classes A, B, and C are authorized by the Trust but not currently offered.

The objective of the Fund is to seek to achieve capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies.  Effective November 1, 2007, the Fund changed its fundamental investment restriction pertaining to industry concentration from restricting investments to the equity securities of companies principally engaged in genomics or genomics-related businesses to investing in small capitalization companies, which was approved at a special meeting of the shareholders held on October 25, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation
The Fund's securities are valued primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (b)	$ 1,622,094	-	-	$ 1,622,094
Short-Term Investments – Bank Repurchase Agreement	-	101,984	-	101,984
Total	$1,622,094	101,984	-	$1,724,078

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no level 3 securities any time during the year.

Security Transactions and Income

For financial reporting purposes, security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Repurchase Agreement

The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  At August 31, 2009, net investment loss of $25,795 was reclassified to paid-in-capital.

Expenses
Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board.)

Subsequent Events

Management has evaluated all transactions and events subsequent to the date of balance sheet through October 30, 2009 the date on which these financial

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

NOTE 2- INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“SCM” or “Advisor”), effective November 1, 2007, provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. SCM has assumed the obligations of the Predecessor Fund’s investment advisor, Commonwealth Capital Management, LLC (the “Predecessor Advisor”) under the Predecessor Fund’s Expense Limitation Agreement.  Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited   to 1.90% through August 31, 2009.  Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  Additionally, the Advisor acts as the Fund Administrator.  No separate compensation is due to the Advisor for the administrative services performed.  For the year ended August 31, 2009, SCM earned and waived $17,918 in advisory fees and reimbursed expenses of $49,786.  As of August 31, 2009, $41,997 was due from the Advisor.

Pursuant to the Assignment and Assumption Agreement between the Predecessor Advisor and the Advisor, the Predecessor Advisor will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Advisor for a period of five years following the waiver or reimbursement.  SCM will also be entitled to the reimbursement of fees waived or   expenses reimbursed to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Advisor has received all applicable recoupment.  The Predecessor Advisor and SCM will be entitled to reimbursement of fees waived or reimbursed as described above subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than five years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Predecessor Advisor or the Advisor is the sum of all fees previously waived

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

or reimbursed by the Predecessor Advisor or the Advisor, as applicable, less any reimbursement previously paid.

The total amount of recoverable reimbursements as of August 31, 2009 was $761,259 and expires as follows:

Year Expiring	Amount Recoverable by Predecessor Advisor	Amount Recoverable by Advisor
August 31, 2010	114,816	-
August 31, 2011	106,744	-
August 31, 2012	182,092	-
August 31, 2013	33,688	133,194
August 31, 2014	-	67,704
Total	$560,361	$ 200,898

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may finance activities which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments  to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s average net assets.  For the year ended August 31, 2009, there was $4,505 of distribution expense incurred.

First Dominion Capital Corp. (“FDCC”), an affiliate of the Predecessor Advisor, acted as   the Fund’s   principal underwriter in the continuous public offering of the Fund’s shares until July 31, 2008.  Effective August 1, 2008 Rafferty Capital Markets, LLC acts as the Fund's principal underwriter.  No underwriting fees were   received by FDCC for the year ended August 31, 2009.   FDCC also receives a contingent deferred sales charge (“CDSC”)     of 2%   for certain Fund share redemptions occurring within 360 days of purchase, if purchase was made prior to July 25, 2008. Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the year ended August 31, 2009, no CDSC fees were incurred.  Shares purchased on or after July 25, 2008 are

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

subject to a 2% redemption fee on shares redeemed less than 360 days from the date of purchase.

Mutual Shareholder Services, LLC (“MSS”) was the Fund's Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earns $388 a month.

Mutual Shareholder Services, LLC (“MSS”) was the Fund’s Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $875 a month.

Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

Certain Officers of the Fund are also employees, officers, and or directors of Mutual Shareholder Services LLC.

NOTE 3- INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2009, aggregated $2,716,728 and $2,909,291, respectively.

NOTE 4- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from investment income and realized gains, if any,   are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  There were no distributions paid during the year ended August 31, 2009.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(23,365,409)
Net unrealized appreciation (depreciation) on investments	100,233
Post October Losses *	(536,674)
Total	$(23,801,850)

* Under current tax law, investment losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year.

The differences between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

As of August 31, 2009, investment cost for federal income tax purposes is $1,623,845 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$243,449
Gross unrealized depreciation	(143,216)
Net unrealized appreciation (depreciation)	$100,233

As of August 31, 2009, the Fund has a capital loss carryforward of $23,365,409 available to future capital gains, if any, of which $8,654,703 expires in 2010, $8,378,666 expires in 2011, 5,921,193 expires in 2012, $43,264 in 2015 and $367,583 in 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2009

NOTE 5- CAPITAL STOCK TRANSACTIONS

Summary of capital stock transactions was:

	Year ended August 31, 2009		Year ended August 31, 2008
	Shares	Value	Shares	Value
Shares sold	192,990	$ 404,474	112,003	$ 394,961
Shares redeemed	(230,860)	(490,309)	(402,564)	(1,396,335)
Net Increase (decrease)	(37,870)	$ (85,835)	(290,561)	$ (1,001,374)

 NOTE 6- SHAREHOLDER CONCENTRATIONS

As of August 31, 2009, two shareholders held approximately 54% of the outstanding shares of the Fund.  These shareholders represent omnibus accounts, which are held on behalf of several individual shareholders.

SATUIT CAPITAL SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AUGUST 31, 2009

To The Shareholders and Board of Trustees

Satuit Capital Small Cap Fund

(Satuit Capital Management Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Satuit Capital Small Cap Fund, a series of the Satuit Capital Management Trust as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the two years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to the year ended August 31, 2008 were audited by other auditors, who expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Satuit Capital Small Cap Fund as of August 31, 2009, and the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

October 30, 2009

SATUIT CAPITAL SMALL CAP FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Satuit Capital Small Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	March 1,2009 to August 31, 2009
	March 1, 2009	August 31, 2009
Actual	$1,000.00	$708.33	$8.18
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65
* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).

SATUIT CAPITAL SMALL CAP FUND

ADDITIONAL INFORMATION

AUGUST 31, 2009 (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SATUIT CAPITAL SMALL CAP FUND

DIRECTORS AND OFFICERS

AUGUST 31, 2009 (UNAUDITED)

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (866) 972-8848.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustee and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan * 2807 Gaston Gate Mt. Pleasant, S.C. 29466 (1961)	Chairman of the Board, President and Treasurer since December, 2000.	2

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A

SATUIT CAPITAL SMALL CAP FUND

DIRECTORS AND OFFICERS (CONTINUED)

AUGUST 31, 2009 (UNAUDITED)

Non-Interested Trustees:
Samuel Boyd, Jr. 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1940)	Trustee since October, 2002	2

Retired.  Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Director of The World Funds, Inc.,  a registered investment company, since May, 1997; and a Trustee of Janus Advisors Series Trust,  a registered investment  company from 2003 to 2005.

			The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund.
William E. Poist 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1939)	Trustee since November, 2003	2

Mr. Poist is a financial and tax consultant through his firm Management Consulting for  Professionals  since 1974;  a Director of The World Funds, Inc., a registered investment company,                                          May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Poist is a certified public accountant.

			The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;
Paul M. Dickinson 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1947)	Trustee since November, 2003	2

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.

			The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;

SATUIT CAPITAL SMALL CAP FUND

DIRECTORS AND OFFICERS (CONTINUED)

AUGUST 31, 2009 (UNAUDITED)

Anthony J. Hertl 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1950)	Trustee, since October, 2002	2

Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

				Z-Seven Fund, Inc. – 1 Fund; Northern Lights Fund Trust – 13 Funds; Northern Lights Variable Trust – 13 Funds; AdvisorOne Funds – 16 Funds; and The India Select Fund – 1 Fund.
Paula Sullivan 2807 Gaston Gate Mt. Pleasant, S.C. 29466 (1962)	Vice President & Treasurer	N/A	Consultant	N/A
Gregory B. Getts 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1957)	Treasurer (Principal Financial Officer)	2	President and owner of Mutual Shareholder Services, LLC, a mutual fund transfer agent, since 1999. President and owner of MSS, Inc., a real estate firm, since 2006.	N/A
David Korkurkovic 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1977)	Assistant Treasurer & Assistant Secretary	2	Mutual Fund Administrator at Mutual Shareholder Services, LLC since 2007.	N/A

Investment Adviser:
Satuit Capital Management, LLC

2807 Gaston Gate

Mt. Pleasant, SC 29466

Distributor:
Rafferty  Capital Markets, LLC

59 Hilton Avenue

Garden City, New York 11530

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Small Cap Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:
For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

ITEM 2.

CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 1.

AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant’s  Board of Directors has determined that the Registrant has at least one audit committee financial  expert serving on its audit committee and those persons (Tony Hertl, Samuel Boyd, William E. Poist and Paul M. Dickinson) are  “independent,”  as defined by this Item 3.

ITEM 2.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,750 for 2009 and $13,500 for 2008.

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2009 and $2,500 for 2008.

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

(e)(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Satuit Capital Small Cap Fund.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

100%

(d)

NA

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2,500 for 2009 and  $2,500 for 2008.

(h)

Not applicable.  The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 3.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 4.

[RESERVED]

ITEM 5.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 6.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 7.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 8.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 9.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There  were no  changes  in the  registrant’s  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant’s  last fiscal half-year (the registrant’s  second fiscal  half-year in the case of an annual report) that has materially  affected, or is reasonably  likely  to  materially  affect, the registrant’s internal control over financial reporting.

ITEM 10.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  November 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  November 5, 2009

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  November 5, 2009

*

Print the name and title of each signing officer under his or her signature.